Lease obligations (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease obligations
Interest rate	10.90%
Weighted average remaining lease term	3 years 1 month 6 days
Interest expense	$ 124,741	$ 131,337
Total operating lease expenditures	240,672	366,571
Total financing lease expenditures	$ 676,105	$ 495,233